GOODWILL - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill carrying amount [Abstract]
Carrying amount of goodwill	$ 11,832	$ 11,832	$ 11,832
Recoverable amount of cash generating unit in excess of its carrying amount	257,400
IBEX [Member]
Goodwill carrying amount [Abstract]
Carrying amount of goodwill	$ 11,832	11,626
DGS [Member]
Goodwill carrying amount [Abstract]
Carrying amount of goodwill		$ 206